INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets
Net operating loss carryforwards	$ 61,805	$ 18,643
Intangible assets	46,284	47,936
Operating lease liability	878	1,345
Research and development tax credits	2,881	657
Convertible note	391	397
Other	7,432	66
Total gross deferred tax assets	119,671	69,044
Valuation allowance	(118,459)	(67,758)
Net deferred tax assets	1,212	1,286
Fixed assets	(516)
Operating lease asset	(696)	(1,286)
Total deferred tax liability	(1,212)	(1,286)
Net deferred tax asset (liability)	$ 0	$ 0